Summary of Significant Accounting Policies - Intangible Assets (Details)	Dec. 31, 2024
Technology-Based Intangible Assets [Member] | Minimum
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	4 years
Technology-Based Intangible Assets [Member] | Maximum
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	7 years
Trade Names [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	4 years
Customer Relationships [Member] | Minimum
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	10 years
Customer Relationships [Member] | Maximum
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	12 years
CELLE_ Facility clearance
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	15 years
Backlog
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	1 year 6 months